5. PRIRO YEAR RESTATEMENTS (Details 1) (USD $)	11 Months Ended	12 Months Ended	23 Months Ended	35 Months Ended	11 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011 As Reported	Dec. 31, 2011 As Restated
Equity in loss of equity method investment	$ (25,875)	$ (357,612)		$ (6,675)	$ (25,875)
Loss from operations	(743,667)	(11,072,390)		(560,457)	(648,125)
Net loss	$ (763,677)	$ (12,013,011)	$ 12,776,688	$ (587,142)	$ (694,010)